Offerings - Offering: 1	Jun. 09, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Shares, no par value
Amount Registered	43,000,026
Proposed Maximum Offering Price per Unit	0.40615
Maximum Aggregate Offering Price	$ 17,464,460.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,411.84
Offering Note
(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the Registrant is also registering hereunder an indeterminate number of additional common shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)

Consists of an aggregate of 43,000,026 of the Registrant’s Class A common shares, no par value (the “Common Shares”), consisting of 43,000,026 Common Shares issuable upon the exercise of Series E Warrants and Series F Warrants. All 43,000,026 Common Shares are to be offered for resale by the selling shareholders named in the prospectus contained in this Registration Statement on Form F-3.

(3)

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high ($0.432) and low ($0.3803) sale prices of the Registrant’s Common Shares on the Nasdaq Capital Market on May 26, 2026.

(4)	The Registrant will not receive any proceeds from the sale of its Common Shares by the selling shareholders.